Vessels, Net, Net Book Value (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Accumulated Depreciation [Abstract]
Depreciation and amortization	$ (4,705)	$ (3,482)
Vessels [Member]
Cost [Abstract]
Beginning balance	112,375	38,769	$ 38,769
Additions	0		95,051
Transfer to "Vessel held for sale"	(19,754)		0
Disposals	0		(21,445)
Ending balance	92,621		112,375
Accumulated Depreciation [Abstract]
Beginning balance	(7,556)	$ (1,257)	(1,257)
Depreciation and amortization	(3,708)		(7,101)
Transfer to "Vessel held for sale"	1,486		0
Disposals	0		802
Ending balance	(9,778)		(7,556)
Net book value	$ 82,843		$ 104,819